Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares designated	1,000,000	1,000,000	1,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000	200,000,000
Common stock, shares issued	213,367,889	136,961,021	128,907,407
Common stock, shares outstanding	213,367,889	136,961,021	128,907,407
Previously Reported [Member]
Common stock, shares authorized		200,000,000	200,000,000
Series B Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	0	5,000
Temporary equity, shares issued	0	1,950	1,950
Temporary equity, shares outstanding	0	1,950	1,950
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares designated	5,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series C Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	0	500,000
Temporary equity, shares issued	0	145,966
Temporary equity, shares outstanding	0	145,966
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares designated	800,000	0
Preferred stock, shares issued	559,489	0
Preferred stock, shares outstanding	559,489	0
Series D Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	0	100,000
Temporary equity, shares issued	0	3,334
Temporary equity, shares outstanding	0	3,334
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares designated	100,000	0
Preferred stock, shares issued	1,834	0	1,667
Preferred stock, shares outstanding	1,834	0	1,667
Series D Convertible Preferred Stock [Member] | Previously Reported [Member]
Preferred stock, shares designated		100,000
Preferred stock, shares outstanding		3,334
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares designated	1,000	1,000	1,000
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000
Series B Convertible Preferred Stock [Member]
Temporary equity, par value		$ 0.001	$ 0.001
Temporary equity, shares authorized		5,000	5,000
Temporary equity, shares issued		1,950	1,950
Temporary equity, shares outstanding		1,950	1,950
Series C Convertible Preferred Stock [Member]
Temporary equity, par value		$ 0.001	$ 0.001
Temporary equity, shares authorized		500,000	500,000
Temporary equity, shares issued		145,966	13,333
Temporary equity, shares outstanding		145,966	13,333
Series D Convertible Preferred Stock [Member]
Temporary equity, par value		$ 0.001	$ 0.001
Temporary equity, shares authorized		100,000	100,000
Temporary equity, shares issued		3,334	1,667
Temporary equity, shares outstanding		3,334	1,667